Operating Lease (Details Textual) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Jun. 13, 2018
Annual payments for lease payments	$ 741,667	$ 741,667	$ 2,430,000
Interest rate on unpaid amount		18.00%
Operating lease base rent		$ 8,333
Long-term accrued liability	183,333	$ 183,333
Operating lease liabilities	25,000
Salary or rent not payable				$ 100,000
April 5, 2019 [Member]
Lease term		5 years
Operating lease base rent		$ 45,000
May 2014 [Member]
Annual payments for lease payments	$ 11,830	$ 11,830	$ 11,830
Lease term		5 years	5 years